Federated Hermes Prudent Bear Fund
Portfolio of Investments
December 31, 2023 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURY—59.9%
		U.S. Treasury Bills—59.9%
$120,000,000	[1,2]	United States Treasury Bill, 5.140%, 10/3/2024 (IDENTIFIED COST $115,258,153)	$115,673,388
		COMMON STOCKS—18.1%
	[3]	Communication Services—1.0%
5,000		Alphabet, Inc., Class A	698,450
15,000		Match Group, Inc.	547,500
1,500		Meta Platforms, Inc.	530,940
10,000		TripAdvisor, Inc.	215,300
		TOTAL	1,992,190
		Consumer Discretionary—1.3%
3,000	[3]	Amazon.com, Inc.	455,820
4,000	[3]	Crocs, Inc.	373,640
240,000		Dr. Martens PLC	270,587
5,000	[3]	Etsy, Inc.	405,250
4,000	[3]	Expedia Group, Inc.	607,160
20,000	[3]	Savers Value Village, Inc.	347,600
		TOTAL	2,460,057
		Consumer Staples—1.0%
12,000		Altria Group, Inc.	484,080
2,000		Constellation Brands, Inc., Class A	483,500
3,000		Kimberly-Clark Corp.	364,530
6,000	[3]	Maplebear, Inc.	140,820
3,000		WalMart, Inc.	472,950
		TOTAL	1,945,880
		Energy—0.5%
14,000		Coterra Energy, Inc., Class A	357,280
8,000		Devon Energy Corp.	362,400
12,000		TXO Energy Partners, LP	218,160
		TOTAL	937,840
		Financials—3.9%
3,200		American Express Co.	599,488
2,000	[3]	Berkshire Hathaway, Inc., Class B	713,320
600,000	[3]	Cab Payments Holdings Ltd.	632,542
20,000		Corebridge Financial, Inc.	433,200
2,000		Discover Financial Services	224,800
3,400	[3]	Fiserv, Inc.	451,656
800		Goldman Sachs Group, Inc.	308,616
5,000		Hartford Financial Services Group, Inc.	401,900
5,000		JPMorgan Chase & Co.	850,500
1,600		LPL Financial Holdings, Inc.	364,192
12,000	[3,4]	Nuvei Corp.	315,120
5,000		OneMain Holdings, Inc.	246,000
80,800	[3]	Oportun Financial Corp.	315,928
8,000	[3]	PayPal Holdings, Inc.	491,280
14,000		Unum Group	633,080

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
2,400		Visa, Inc., Class A	$ 624,840
		TOTAL	7,606,462
		Health Care—4.3%
100,000	[3]	AbCellera Biologics, Inc.	571,000
30,000	[3]	Adaptive Biotechnologies Corp.	147,000
104,905	[3]	Arcutis Biotherapeutics, Inc.	338,843
8,000	[3]	Centene Corp.	593,680
4,000	[3]	Dexcom, Inc.	496,360
1,000		Elevance Health, Inc.	471,560
20,000	[3]	Fusion Pharmaceuticals, Inc.	192,200
3,000		Gilead Sciences, Inc.	243,030
8,000	[3]	Hologic, Inc.	571,600
5,000	[3]	Inari Medical, Inc.	324,600
8,000	[3]	Incyte Genomics, Inc.	502,320
10,000	[3]	Inmode Ltd.	222,400
20,000	[3]	Mineralys Therapeutics, Inc.	172,000
5,000	[3]	Mirum Pharmaceuticals, Inc.	147,600
10,000	[3]	Privia Health Group, Inc.	230,300
10,000	[3]	Progyny, Inc.	371,800
500	[3]	Regeneron Pharmaceuticals, Inc.	439,145
12,000		Royalty Pharma PLC	337,080
77,276	[3]	Sagimet Biosciences, Inc.	418,836
4,000	[3]	Schrodinger, Inc.	143,200
120,000	[3]	Sonendo, Inc.	25,200
120,000	[3]	SOPHiA GENETICS S.A.	565,200
10,000	[3]	Structure Therapeutics, Inc., ADR	407,600
800	[3]	Vertex Pharmaceuticals, Inc.	325,512
		TOTAL	8,258,066
		Industrials—1.3%
20,000		Aris Water Solutions, Inc.	167,800
30,000	[3]	Byrna Technologies, Inc.	191,700
12,000	[3]	Core & Main, Inc.	484,920
10,000		Delta Air Lines, Inc.	402,300
65,000	[3]	Eurogroup Laminations S.p.A.	279,145
8,000		KBR, Inc.	443,280
1,600	[3]	Paylocity Corp.	263,760
40,000	[3]	Skymark Airlines, Inc.	286,996
		TOTAL	2,519,901
		Information Technology—2.7%
500	[3]	Adobe, Inc.	298,300
60,000	[3]	Arteris, Inc.	353,400
1,400	[3]	Autodesk, Inc.	340,872
30,000	[3]	Cambium Networks Corp.	180,000
320,000	[3]	Cint Group AB	368,334
100,000	[3]	Copperleaf Technologies, Inc.	455,832
12,000	[3]	DocuSign, Inc.	713,400
4,000	[3]	GoDaddy, Inc.	424,640
8,000	[3]	IONOS SE	154,158
1,200		NVIDIA Corp.	594,264

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,000	[3]	Palantir Technologies, Inc.	$ 171,700
2,000	[3]	Salesforce, Inc.	526,280
55,000	[3]	SimilarWeb Ltd.	293,150
20,000	[3]	SkyWater Technology, Inc.	192,400
10,000	[3]	UiPath, Inc.	248,400
		TOTAL	5,315,130
		Materials—1.0%
20,000	[3]	Cleveland-Cliffs, Inc.	408,400
40,000	[3]	Lithium Royalty Corp.	268,065
5,000		LyondellBasell Industries N.V.	475,400
12,000		Mosaic Co./The	428,760
5,000		Olin Corp.	269,750
		TOTAL	1,850,375
		Real Estate—0.3%
25,000		Host Hotels & Resorts, Inc.	486,750
		Utilities—0.8%
20,000		Brookfield Renewable Corp.	575,800
10,000		National Fuel Gas Co.	501,700
20,000		UGI Corp.	492,000
		TOTAL	1,569,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $38,177,531)	34,942,151
		PURCHASED CALL OPTION—0.1%
500		SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $238,491,500 Exercise Price $485, Expiration Date 1/19/2024 (IDENTIFIED COST $103,020)	102,000
		PURCHASED PUT OPTION—0.1%
800		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $381,586,400 Exercise Price $470, Expiration Date 1/19/2024 (IDENTIFIED COST $166,231)	187,600
		INVESTMENT COMPANY—18.9%
36,599,309		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[5] (IDENTIFIED COST $36,599,309)	$36,599,309
		TOTAL INVESTMENT IN SECURITIES—97.1% (IDENTIFIED COST $190,304,244)	187,504,448
		OTHER ASSETS AND LIABILITIES - NET—2.9%[6]	5,643,466
		TOTAL NET ASSETS—100%	$193,147,914
SECURITIES SOLD SHORT—(59.0)%
Shares		Value
	Broad Equity Index—(46.4)%
3,000	ARK Fintech Innovation ETF	$ 82,740
2,000	ARK Innovation ETF	104,740
39,000	iShares FTSE/Xinhua China 25	937,170
43,000	iShares MSCI Canada Index Fund	1,577,240
18,000	iShares MSCI Hong Kong Index Fund	312,660
18,000	iShares MSCI Japan ETF	1,154,520
35,000	iShares MSCI United Kingdom	1,156,750
500	iShares Russell 2000 ETF	100,355
170,000	S&P Depositary Receipts Trust	80,802,700
5,500	SPDR Dow Jones Industrial Average ETF Trust	2,072,785

Shares			Value
		Broad Equity Index—continued
20,000		Vanguard European ETF	$ 1,289,600
		TOTAL	89,591,260
		Communication Services—(0.5)%
3,500	[3]	Liberty Broadband Corp.	282,065
4,000	[3]	Liberty Media Corp - Liberty Formula One	252,520
214	[3]	Liberty Media Corp - Liberty Live	8,001
16,100		Paramount Global, Class B	238,119
2,400		Walt Disney Co.	216,696
		TOTAL	997,401
		Consumer Discretionary—(1.7)%
9,000		Aramark	252,900
3,000	[3]	CarMax, Inc.	230,220
2,100		Churchill Downs, Inc.	283,353
2,000	[3]	Floor & Decor Holdings, Inc.	223,120
20,000		Ford Motor Co.	243,800
7,000		General Motors Co.	251,440
1,600		Genuine Parts Co.	221,600
4,000		Hasbro, Inc.	204,240
1,000		Lithia Motors, Inc.	329,280
3,000		Service Corp. International	205,350
1,000	[3]	Tesla, Inc.	248,480
35,000	[3]	Under Armour, Inc., Class A	307,650
1,400		Whirlpool Corp.	170,478
		TOTAL	3,171,911
		Consumer Staples—(0.9)%
7,000		Conagra Brands, Inc.	200,620
2,000		Dollar General Corp.	271,900
6,000		Hormel Foods Corp.	192,660
6,000		Keurig Dr Pepper, Inc.	199,920
5,500		Kraft Heinz Co./The	203,390
2,400		Lamb Weston Holdings, Inc.	259,416
8,000	[3]	Pilgrim’s Pride Corp.	221,280
8,000		Walgreens Boots Alliance, Inc.	208,880
		TOTAL	1,758,066
		Energy—(0.5)%
4,000		DT Midstream, Inc.	219,200
7,000		New Fortress Energy, Inc.	264,110
11,000		NOV, Inc.	223,080
6,000		Williams Cos., Inc.	208,980
		TOTAL	915,370
		Financials—(2.0)%
24,000		AGNC Investment Corp.	235,440
2,000		Allstate Corp.	279,960
13,000		Annaly Capital Management, Inc.	251,810
2,000		Blackstone, Inc.	261,840
5,000	[3]	Block, Inc.	386,750
22,000		Blue Owl Capital, Inc.	327,800
1,500		CME Group, Inc.	315,900
3,000		Fidelity National Information Services, Inc.	180,210
800		Gallagher (Arthur J.) & Co.	179,904
1,200		Hanover Insurance Group, Inc.	145,704
4,000		Lazard Ltd., Class A	139,200
4,000		Northern Trust Corp.	337,520

Shares			Value
		Financials—continued
1,200		Progressive Corp., OH	$ 191,136
5,000		Prosperity Bancshares, Inc.	338,650
7,000		U.S. Bancorp	302,960
		TOTAL	3,874,784
		Health Care—(1.6)%
1,000	[3]	Charles River Laboratories International, Inc.	236,400
700		Cooper Cos., Inc.	264,908
1,400		Danaher Corp.	323,876
18,000	[3]	Elanco Animal Health, Inc.	268,200
5,000	[3]	Enovis Corp.	280,100
10,000	[3]	Envista Holdings Corp.	240,600
2,000	[3]	Masimo Corp.	234,420
1,400	[3]	Repligen Corp.	251,720
3,000		Revvity, Inc.	327,930
2,000		SPDR S&P Biotech ETF	178,580
900		Teleflex, Inc.	224,406
1,000	[3]	Waters Corp.	329,230
		TOTAL	3,160,370
		Industrials—(2.1)%
3,000	[3]	AMERCO	215,400
1,600		Booz Allen Hamilton Holding Corp.	204,656
3,000		BWX Technologies, Inc.	230,190
20,000		CNH Industrial NV	243,600
900		Eaton Corp. PLC	216,738
1,000	[3]	FTI Consulting, Inc.	199,150
1,500		HEICO Corp.	268,305
1,000		Honeywell International, Inc.	209,710
1,200		IDEX Corp.	260,532
800		Illinois Tool Works, Inc.	209,552
13,000	[3]	Lyft, Inc.	194,870
10,000		MDU Resources Group, Inc.	198,000
1,400		MSA Safety, Inc.	236,362
900		Norfolk Southern Corp.	212,742
4,000		RB Global, Inc.	267,560
3,000		Toro Co.	287,970
4,500	[3]	Vestis Corp.	95,130
500		Watsco, Inc.	214,235
		TOTAL	3,964,702
		Information Technology—(1.4)%
1,600	[3]	Arrow Electronics, Inc.	195,600
4,000		Avnet, Inc.	201,600
5,600		Bentley Systems, Inc.	292,208
20,000	[3]	CCC Intelligent Solutions Holdings, Inc.	227,800
900		CDW Corp.	204,588
2,700		Cognex Corp.	112,698
3,800		Crane NXT Co.	216,106
400	[3]	Gartner, Inc., Class A	180,444
13,000		Hewlett Packard Enterprise Co.	220,740
5,500		Juniper Networks, Inc.	162,140
1,800	[3]	ON Semiconductor Corp.	150,354
400	[3]	Teledyne Technologies, Inc.	178,516
700	[3]	Tyler Technologies, Inc.	292,684
		TOTAL	2,635,478

Shares		Value
	Materials—(0.6)%
1,000	Air Products & Chemicals, Inc.	$ 273,800
1,900	Ashland, Inc.	160,189
6,000	Corteva, Inc.	287,520
2,200	DuPont de Nemours, Inc.	169,246
4,000	International Flavors & Fragrances, Inc.	323,880
	TOTAL	1,214,635
	Real Estate—(0.8)%
2,000	Alexandria Real Estate Equities, Inc.	253,540
1,800	Digital Realty Trust, Inc.	242,244
4,500	Realty Income Corp.	258,390
6,000	Rexford Industrial Realty, Inc.	336,600
2,000	Sun Communities, Inc.	267,300
2,500	Welltower, Inc.	225,425
	TOTAL	1,583,499
	Utilities—(0.5)%
4,000	Alliant Energy Corp.	205,200
2,400	American Electric Power Co., Inc.	194,928
5,500	FirstEnergy Corp.	201,630
2,000	Idacorp, Inc.	196,640
2,700	Sempra Energy	201,771
	TOTAL	1,000,169
	Total Securities Sold Short (PROCEEDS $83,607,334)	$113,867,645
At December 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	340	$81,940,000	March 2024	$(2,042,232)
The average notional value of short futures contracts held by the Fund throughout the period was $132,600,828. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,065,143 and $25,500, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended December 31, 2023, were as follows:
Affiliated	Value as of 9/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 12/31/2023	Shares Held as of 12/31/2023	Dividend Income
Health Care:
Fusion Pharmaceuticals, Inc.	$260,000	$—	$(590,730)	$120,112	$402,818	$192,200	20,000	$—
Affiliated Issuers no longer in the portfolio at period end	$590,800	$—	$(552,705)	$(169,774)	$131,679	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$850,800	$—	$(1,143,435)	$(49,662)	$534,497	$192,200	20,000	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2023	$53,427,461
Purchases at Cost	$188,115,521
Proceeds from Sales	$(204,943,673)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2023	$36,599,309
Shares Held as of 12/31/2023	36,599,309
Dividend Income	$204,772

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
2	Discount rate(s) at time of purchase.
3	Non-income-producing security.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2023, these restricted securities amounted to $315,120, which represented 0.2% of total net assets.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the fund, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$115,673,388	$—	$115,673,388
Equity Securities:
Common Stocks
Domestic	31,516,500	—	—	31,516,500
International	1,875,043	1,550,608	—	3,425,651
Purchased Call Option	102,000	—	—	102,000
Purchased Put Option	187,600	—	—	187,600
Investment Company	36,599,309	—	—	36,599,309
TOTAL SECURITIES	$70,280,452	$117,223,996	$—	$187,504,448
Other Financial Instruments:
Liabilities
Securities Sold Short	$(113,867,645)	$—	$—	$(113,867,645)
Futures Contracts	(2,042,232)	—	—	(2,042,232)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(115,909,877)	$—	$—	$(115,909,877)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
PLC	—Public Limited Company
SPDR	—Standard & Poor’s Depositary Receipt